Related-Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-In-Interest Transactions	Related-Party and Party-In-Interest Transactions
At December 31, 2025 and 2024, the Plan held 881,834 and 876,076 shares, respectively, of common stock of Knife River, the plan sponsor. The market value of Knife River common stock totaled approximately $62.0 million and $89.0 million at December 31, 2025 and 2024, respectively. Shares of the plan sponsor were bought and sold in the open market at quoted fair market values at the date of purchase and sale. These shares qualify as exempt party-in-interest transactions and are allowable under ERISA.

The Trustee of the Plan manages certain plan investments. Therefore, these transactions qualify as party-in-interest transactions and are denoted as such on the supplemental schedule of assets (held at end of year). However, they are exempt from the prohibited transaction rules under ERISA.
The Plan allows participants to borrow from their fund accounts and, therefore, these transactions qualify as party-in-interest.